Result of Operations - Summary of Other Income and Expenses (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of reporting entity [abstract]
Grant income		€ 517	€ 553
Contingent consideration - fair value adjustment		407
R&D tax credit		206	155
Fair value adjustment on securities		182
Total Other income	[1]	1,311	708
Contingent consideration - fair value adjustment			2,987
Remeasurement of RCA's		13	886
Clinical development milestone payment		1,300	1,306
Reimbursement of RCA's			245
Others		35
Total Other expenses	[1]	€ 49	€ 5,424

[1]	The interim condensed financial statements are unaudited financial statements